Note 13 - Other (Charges) Income, Net (Details) - USD ($) $ in Millions		1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
		Aug. 31, 2013	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Income (charges):
Loss on foreign exchange transactions		$ 1			$ (3)	$ (3)
Successor [Member]
Income (charges):
Interest income			$ 3		1	6
Loss on foreign exchange transactions	[1]		(5)		(17)	(22)
Other			12		(5)	(5)
Total			$ 10		$ (21)	$ (21)
Predecessor [Member]
Income (charges):
Interest income				$ 3
Loss on foreign exchange transactions	[1]			(7)
Other				(9)
Total				$ (13)

[1]	In 2015 and 2014 Kodak recorded charges of $2 million and $16 million, respectively, from the remeasurement of its Venezuelan subsidiary’s monetary assets and liabilities. Refer to Note 1, “Basis of Presentations and Significant Accounting Matters”, “Foreign Currency” section.